SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6- SUBSEQUENT EVENTS

In October and November 2021, an aggregate of 6,630,159 warrants were exercised for cash. Accordingly, the company issued 6,630,159 ordinary shares and received proceeds of $9.6 million.